SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		12 Months Ended						0 Months Ended	1 Months Ended				12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Revenue Customer Concentration Risk item	Dec. 31, 2012 Revenue Customer Concentration Risk item	Dec. 31, 2013 Lower Range item	Dec. 31, 2013 Upper Range item	Apr. 30, 2012 Empire Technologies, LLC	Apr. 30, 2012 Empire Technologies, LLC	Oct. 31, 2010 Empire Technologies, LLC	Dec. 31, 2013 Empire Technologies, LLC	Dec. 31, 2012 Empire Technologies, LLC	Dec. 31, 2013 Couponicate	Dec. 31, 2012 Couponicate
Significant Accounting Policies
Ownership percentage (VIE)											50.00%
Membership interest sold (as a percent)									50.00%
Consideration paid to LVS for purchase of remaining ownership in Empire										$ 10
Ownership percentage subsidiary												100.00%
Ownership percentage (VIE) acquired															19.50%
Assets	6,455,186		6,276,871	4,200,283								0	0	0
Liabilities	1,490,984		947,600	2,957,107								0	0	0
Net income (loss)	(1,408,754)	(396,086)	(2,882,626)	(1,166,289)										0
Research and technology expenses	130,624		56,515
Number of major customers					2	1
Revenue major customers (as a percent)					81.00%	81.00%
Number of installment payments on certain contracts with multiple payment options							2	3
Allowance for doubtful accounts			0	102,000
Useful lives of property, plant and equipment							5 years	7 years
Impairment of goodwill			0
Period of the average market price of entity's common stock used for determining the market capitalization			30 days
Patent impairment expense			$ 0	$ 0